RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of debt reconciliation (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of debt reconciliation

January 31, 2025

Initial Debt at May 9, 2024	$1,765,604
Interest accrued up to May 9, 2024	51,651
Equity portion of loans payable	(239,337)
Interest expense	109,064
Accretion expense	38,220
Total loan balance at January 31, 2025	1,725,202
Less current portion	(195,290)
Non-current balance, January 31, 2025	$1,529,912